Fair Value Measurements - Schedule of Reconciliation for the Change in Fair Value (Details) - Fair Value, Inputs, Level 3 [Member] $ in Thousands	1 Months Ended
Mar. 31, 2026 USD ($)
Schedule of Reconciliation for the Change in Fair Value [Line Items]
Fair value , Balance	$ 14,896
Change in fair value	(96)
Fair value , Balance	$ 14,800